Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic And Diluted Loss Per Share
Schedule of basic and diluted loss per shares

	12.31.22	12.31.21	12.31.20
Loss for the year attributable to the owners of the Company	(17,468)	(41,577)	(52,017)
Weighted average number of common shares outstanding	875	875	875
Basic and diluted loss per share – in pesos	(19.96)	(47.52)	(59.45)